Equity - Cash Flow Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Net cash flow provided by operating activities	€ 13,196	€ 15,022	€ 13,423
Net cash flow used in investing activities	(7,790)	(5,641)	(8,685)
Net cash flow used in financing activities	(5,438)	(9,021)	(3,880)
Net increase (decrease) in cash and cash equivalents during the year	(438)	350	500
Telefónica Brazil
Entity Information [Line Items]
Net cash flow provided by operating activities	3,517	4,231	3,599
Net cash flow used in investing activities	(1,238)	(1,900)	(2,012)
Net cash flow used in financing activities	(1,817)	(2,230)	(1,660)
Net increase (decrease) in cash and cash equivalents during the year	462	101	(73)
Telefónica Germany
Entity Information [Line Items]
Net cash flow provided by operating activities	2,386	2,249	1,898
Net cash flow used in investing activities	(459)	(1,194)	(1,137)
Net cash flow used in financing activities	(1,342)	(997)	(569)
Net increase (decrease) in cash and cash equivalents during the year	585	58	192
Colombia Telecomunicaciones, S.A, ESP
Entity Information [Line Items]
Net cash flow provided by operating activities	276	237	344
Net cash flow used in investing activities	(189)	15	(167)
Net cash flow used in financing activities	(42)	(169)	(229)
Net increase (decrease) in cash and cash equivalents during the year	45	83	(52)
Telxius Telecom, S.A.
Entity Information [Line Items]
Net cash flow provided by operating activities	528	463	341
Net cash flow used in investing activities	(1,141)	(199)	(175)
Net cash flow used in financing activities	575	(251)	(239)
Net increase (decrease) in cash and cash equivalents during the year	€ (38)	€ 13	€ (73)